NYSE

17010573

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

November 14, 2017

Received SEC

NOV 1 4 2017

Washington, DC 20549

CERT NYS

File No. 001-33607

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE American certifies its approval for listing and registration of the Common Stock, $0.01 par value per share of GulfMark Offshore, Inc. under the Exchange Act of 1934.

Sincerely,

Sincerely,